Sohu.com Limited Shareholders' Equity (Sogou Inc. Share-based Awards, Sogou 2017 Share Incentive Plan, Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 14,480	$ 2,350	$ (12,108)
Sogou [Member] | Sogou 2017 Share Incentive Plan [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		1,600	$ 2,400	$ 1,600
Unrecognized compensation expenses		$ 1,500
Unrecognized compensation expenses, weighted average period for recognition (in years)		1 year 8 months 26 days
Sogou [Member] | Sogou 2017 Share Incentive Plan [Member] | Performance-based options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted		four equal installments
Sogou [Member] | Sogou 2017 Share Incentive Plan [Member] | Service-based options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted		four equal installments
Sogou [Member] | Sogou 2017 Share Incentive Plan [Member] | Class A Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares for issuance	28,000,000
Sogou [Member] | Sogou 2017 Share Incentive Plan [Member] | Class A Ordinary Shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum term of share incentive award granted under share incentive plan	10 years